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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [X]; Amendment Number:   One

This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sprucegrove Investment Management Ltd.
Address:   181 University Avenue, Suite 1300
           Toronto, Ontario, Canada
           M5H 3M7


Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Blake Murphy
Title:     Chief Operating Officer
Phone:     (416) 363-5854 x222

Signature, Place, and Date of Signing:


/s/ Blake Murphy           Toronto, Ontario           November 23, 2009
------------------------   ------------------------   --------------------------
[Signature]                [City, State]              [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     99

Form 13F Information Table Value Total:     $3,171,509.64 (thousands)






List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.     Form 13F File Number            Name

1       28-__________________           Leith Wheeler Investment Counsel Ltd.


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                      TITLE OF               VALUE        SHRS OR    SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER        CLASS        CUSIP    (X1000)       PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED    NONE
--------------        ---------  ---------  --------   ------------  ---   ----   ----------   --------  --------- ------  ---------
3M COMPANY            COMMON     88579Y101    71,748     972,200.00  SH           SOLE                     758,100     -     214,100
3M COMPANY            COMMON     88579Y101    35,546     481,650.00  SH           DEFINED                        -     -     481,650
AMERICAN EXPRESS CO   COMMON     025816109     9,956     293,700.00  SH           SOLE                     230,700     -      63,000
AMERICAN EXPRESS CO   COMMON     025816109     5,455     160,900.00  SH           DEFINED                        -     -     160,900
APACHE CORP           COMMON     037411105    56,287     612,950.00  SH           SOLE                     500,250     -     112,700
APACHE CORP           COMMON     037411105    34,790     378,855.00  SH           DEFINED                        -     -     378,855
BECTON DICKINSON      COMMON     075887109     8,049     115,400.00  SH           SOLE                      90,100     -      25,300
BECTON DICKINSON      COMMON     075887109     3,669      52,600.00  SH           DEFINED                        -     -      52,600
BEMIS INC             COMMON     081437105    36,416   1,405,500.00  SH           SOLE                   1,079,800     -     325,700
BEMIS INC             COMMON     081437105    19,438     750,200.00  SH           DEFINED                        -     -     750,200
BERKSHIRE HATHAWAY    CLASS B    084670207    78,625      23,661.00  SH           SOLE                      18,393     -       5,268
BERKSHIRE HATHAWAY    CLASS B    084670207    34,028      10,240.00  SH           DEFINED                        -     -      10,240
BORG WARNER INC       COMMON     099724106       421      13,900.00  SH           SOLE                      13,900     -           -
BORG WARNER INC       COMMON     099724106     1,982      65,500.00  SH           DEFINED                        -     -      65,500
BRISTOL MYERS SQUIB   B COMMON   110122108    39,778   1,766,350.00  SH           SOLE                   1,350,150     -     416,200
BRISTOL MYERS SQUIB   B COMMON   110122108    24,761   1,099,500.00  SH           DEFINED                        -     -   1,099,500
BROWN FORMAN CORP     CLASS B    115637209     2,551      52,900.00  SH           SOLE                      52,900     -           -
BROWN FORMAN CORP     CLASS B    115637209    12,033     249,550.00  SH           DEFINED                        -     -     249,550
CARNIVAL CORP         COMMON     143658300    63,556   1,955,234.00  SH           SOLE                   1,508,528     -     446,706
CARNIVAL CORP         COMMON     143658300    32,835   1,010,125.00  SH           DEFINED                        -     -   1,010,125
COCA-COLA CO          COMMON     191216100    14,853     276,600.00  SH           SOLE                     221,200     -      55,400
COCA-COLA CO          COMMON     191216100    13,328     248,190.00  SH           DEFINED                        -     -     248,190
COLUMBIA SPORTSWEAR   COMMON     198516106     7,616     185,033.00  SH           SOLE                     141,236     -      43,797
COLUMBIA SPORTSWEAR   COMMON     198516106     3,400      82,600.00  SH           DEFINED                        -     -      82,600
CRANE CO              COMMON     224399105    37,683   1,460,000.00  SH           SOLE                   1,117,090     -     342,910
CRANE CO              COMMON     224399105    18,796     728,250.00  SH           DEFINED                        -     -     728,250
EAGLE MATERIALS       COMMON     26969P108    10,430     364,950.00  SH           SOLE                     280,150     -      84,800
EAGLE MATERIALS       COMMON     26969P108     7,697     269,300.00  SH           DEFINED                        -     -     269,300
EMERSON ELEC CO       COMMON     291011104    31,840     794,400.00  SH           SOLE                     631,800     -     162,600
EMERSON ELEC CO       COMMON     291011104    18,521     462,100.00  SH           DEFINED                        -     -     462,100
FORTUNE BRANDS INC    COMMON     349631101     2,626      61,100.00  SH           SOLE                      61,100     -           -
FORTUNE BRANDS INC    COMMON     349631101    12,516     291,200.00  SH           DEFINED                        -     -     291,200
GANNETT INC           COMMON     364730101    21,083   1,740,510.00  SH           SOLE                   1,336,120     -     404,390
GANNETT INC           COMMON     364730101    18,280   1,509,050.00  SH           DEFINED                        -     -   1,509,050
GRANITE CONSTR INC    COMMON     387328107     2,927      94,600.00  SH           SOLE                      74,300     -      20,300
GRANITE CONSTR INC    COMMON     387328107     1,816      58,700.00  SH           DEFINED                        -     -      58,700
HARLEY DAVIDSON INC   COMMON     412822108    18,621     809,600.00  SH           SOLE                     625,100     -     184,500
HARLEY DAVIDSON INC   COMMON     412822108    11,029     479,550.00  SH           DEFINED                        -     -     479,550
HEARTLAND EXPRESS     COMMON     422347104     1,407      97,673.00  SH           SOLE                      97,673     -           -
HEARTLAND EXPRESS     COMMON     422347104     7,568     525,572.00  SH           DEFINED                        -     -     525,572
HOME DEPOT INC        COMMON     437076102    45,693   1,715,200.00  SH           SOLE                   1,319,000     -     396,200
HOME DEPOT INC        COMMON     437076102    23,239     872,350.00  SH           DEFINED                        -     -     872,350
HUBBELL INC           CLASS B    443510201    29,266     713,200.00  SH           SOLE                     526,300     -     186,900
HUBBELL INC           CLASS B    443510201    14,841     361,670.00  SH           DEFINED                        -     -     361,670
INTEL CORP            COMMON     458140100    45,633   2,331,770.00  SH           SOLE                   1,811,220     -     520,550
INTEL CORP            COMMON     458140100    22,496   1,149,515.00  SH           DEFINED                        -     -   1,149,515
JOHNSON & JOHNSON     COMMON     478160104    81,532   1,339,000.00  SH           SOLE                   1,015,400     -     323,600
JOHNSON & JOHNSON     COMMON     478160104    38,081     625,405.00  SH           DEFINED                        -     -     625,405
LENNAR CORP           CLASS B    526057302       779      68,958.00  SH           SOLE                      68,958     -           -
LENNAR CORP           CLASS B    526057302     4,760     421,250.00  SH           DEFINED                        -     -     421,250
LENNAR CORP           CLASS A    526057104       564      39,600.00  SH           SOLE                      39,600     -           -
LENNAR CORP           CLASS A    526057104     2,813     197,400.00  SH           DEFINED                        -     -     197,400
LIZ CLAIBORNE INC     COMMON     539320101     2,616     530,700.00  SH           SOLE                     437,000     -      93,700
LIZ CLAIBORNE INC     COMMON     539320101     3,257     660,600.00  SH           DEFINED                        -     -     660,600
MARKEL CORP           COMMON     570535104   100,909     305,952.00  SH           SOLE                     237,386     -      68,566

                           FORM 13F INFORMATION TABLE

                       TITLE OF                VALUE         SHRS OR    SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER         CLASS       CUSIP      (X1000)        PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED    NONE
--------------         --------- ---------  ------------  ------------  ---  ----  ----------  --------  --------- ------  ---------
MARKEL CORP            COMMON    570535104        45,071    136,654.00  SH         DEFINED                       -      -    136,654
MDU RES GROUP INC      COMMON    552690109        13,905    666,900.00  SH         SOLE                    556,600      -    110,300
MDU RES GROUP INC      COMMON    552690109        20,254    971,400.00  SH         DEFINED                       -      -    971,400
MERCK & CO INC         COMMON    589331107        55,848  1,765,650.00  SH         SOLE                  1,381,850      -    383,800
MERCK & CO INC         COMMON    589331107        34,991  1,106,275.00  SH         DEFINED                       -      -  1,106,275
MICROSOFT CORP         COMMON    594918104        44,084  1,714,000.00  SH         SOLE                  1,359,400      -    354,600
MICROSOFT CORP         COMMON    594918104        24,884    967,502.00  SH         DEFINED                       -      -    967,502
MOLEX INC              CLASS A   608554200        11,880    632,283.00  SH         SOLE                    487,883      -    144,400
MOLEX INC              CLASS A   608554200         5,178    275,550.00  SH         DEFINED                       -      -    275,550
NABORS INDS LTD        COMMON    G6359F103        47,721  2,283,300.00  SH         SOLE                  1,811,200      -    472,100
NABORS INDS LTD        COMMON    G6359F103        28,439  1,360,700.00  SH         DEFINED                       -      -  1,360,700
PETROLEO BRASILEIRO    ADR(2 O   71654V408       184,696  4,023,878.00  SH         SOLE                  3,666,778      -    357,100
PFIZER INC             COMMON    717081103        71,655  4,329,580.00  SH         SOLE                  3,370,460      -    959,120
PFIZER INC             COMMON    717081103        41,280  2,494,280.00  SH         DEFINED                       -      -  2,494,280
POSCO                  ADR(0.2   693483109        82,080    789,688.00  SH         SOLE                    738,288      -     51,400
PROCTER & GAMBLE CO    COMMON    742718109        18,378    317,300.00  SH         SOLE                    266,300      -     51,000
PROCTER & GAMBLE CO    COMMON    742718109        12,094    208,800.00  SH         DEFINED                       -      -    208,800
ROCKWELL COLLINS IN    C COMMON  774341101         8,626    169,800.00  SH         SOLE                    132,900      -     36,900
ROCKWELL COLLINS IN    C COMMON  774341101         6,345    124,900.00  SH         DEFINED                       -      -    124,900
RYANAIR HLDGS          SP ADR    783513104        70,925  2,442,305.00  SH         SOLE                  2,268,205      -    174,100
SAMSUNG ELECTRS LTD    GDR 144   796050888       262,872    760,071.00  SH         SOLE                    698,131      -     61,940
SANDERSON FARMS        COMMON    800013104           106      2,806.00  SH         SOLE                      2,806      -          -
SANDERSON FARMS        COMMON    800013104           530     14,100.00  SH         DEFINED                       -      -     14,100
SIGNET JEWELERS        ORD         B3C9VJ1       174,408  6,141,114.00  SH         SOLE                  5,620,647           520,467
SIMPSON MANUFACTURING  COMMON    829073105           831     32,900.00  SH         SOLE                     32,900      -          -
SIMPSON MANUFACTURING  COMMON    829073105         3,243    128,400.00  SH         DEFINED                       -      -    128,400
SK TELECOM CO LTD      ADR(1/9   78440P108       161,739  9,268,689.00  SH         SOLE                  8,590,489      -    678,200
TELEFONOS DE MEXICO    SP ADR    879403780        58,567  3,364,758.00  SH         SOLE                  3,073,258      -    291,500
TELLABS INC            COMMON    879664100        37,318  5,392,800.00  SH         SOLE                  4,224,752      -  1,168,048
TELLABS INC            COMMON    879664100        24,427  3,529,850.00  SH         DEFINED                       -      -  3,529,850
TIDEWATER INC          COMMON    886423102        30,538    648,500.00  SH         SOLE                    518,400      -    130,100
TIDEWATER INC          COMMON    886423102        19,062    404,800.00  SH         DEFINED                       -      -    404,800
TIFFANY & CO           COMMON    886547108         1,140     29,600.00  SH         SOLE                     29,600      -          -
TIFFANY & CO           COMMON    886547108         5,013    130,100.00  SH         DEFINED                       -      -    130,100
UNITED TECHNOLOGIES    COMMON    913017109        19,705    323,400.00  SH         SOLE                    244,100      -     79,300
UNITED TECHNOLOGIES    COMMON    913017109         8,396    137,800.00  SH         DEFINED                       -      -    137,800
WALGREEN CO            COMMON    931422109        53,440  1,426,200.00  SH         SOLE                  1,160,700      -    265,500
WALGREEN CO            COMMON    931422109        27,896    744,500.00  SH         DEFINED                       -      -    744,500
WALT DISNEY CO         COMMON    254687106        38,543  1,403,600.00  SH         SOLE                  1,101,800      -    301,800
WALT DISNEY CO         COMMON    254687106        17,824    649,100.00  SH         DEFINED                       -      -    649,100
WASHINGTON FED INC     COMMON    938824109        47,758  2,832,625.00  SH         SOLE                  2,229,145      -    603,480
WASHINGTON FED INC     COMMON    938824109        23,763  1,409,400.00  SH         DEFINED                       -      -  1,409,400
WELLS FARGO & CO       COMMON    949746101        51,241  1,818,360.00  SH         SOLE                  1,411,960      -    406,400
WELLS FARGO & CO       COMMON    949746101        24,376    865,012.00  SH         DEFINED                       -      -    865,012
                                            3,171,509.64